UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     C.E.Unterberg, Towbin Advisors
Address:  350 Madison Avenue
          New York, N.Y. 10017

13 File Number: 28-06614

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Arno
Title:     Investment Manager
Phone:     212 389-8000
Signature, Place and Date of Signing:

    Andrew Arno  July 14, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    3531



List of Other Included Managers:

 No.  13F File Number     Name

 01
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
                                                                FORM 13F
INFORMATION TABLE
                                                              VALUE   SHARES/
SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT
PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --
- ---- -------- --------- -------- -------- --------
D BREEZE -EASTERN CORP COM STK   COMMON STOCK     106764103     1092   102010 SH
SOLE     01          102010        0        0
D HILLTOP HLDGS INC  COM REIT    COMMON STOCK     432748101      979    95000 SH
SOLE     01           95000        0        0
D KRAFT FOODS INC                COMMON STOCK     50075N104      256     9000 SH
SOLE     01            9000        0        0
D MARATHON ACQUISITION CORP COM  COMMON STOCK     565756103      391    50000 SH
SOLE     01           50000        0        0
D SIMTEK CORP  COM STK           COMMON STOCK     829204304      236   124165 SH
SOLE     01          124165        0        0
D ULTRA S&P500 PROSHAR ES        US ETF'S - US TR 74347R107      308     5000 SH
SOLE     01            5000        0        0
D ULTRASHORT QQQ PROSHARES       US ETF'S - US TR 74347R875      269     6000 SH
SOLE     01            6000        0        0
S REPORT SUMMARY                  7 DATA RECORDS                3531        1
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED